SHARE CAPITAL AND RESERVES (Details 2)	12 Months Ended
	Nov. 30, 2018 CAD ($) Share	Nov. 30, 2018 USD ($) Share	Nov. 30, 2017 CAD ($) Share
Numberofshareoptions [Abstract]
Balance	220,000	220,000	0
Cancelled - Plan of Arrangement	(220,000)	(220,000)
Granted	117,000	117,000	240,000
Exercised			(20,000)
Balance	117,000	117,000	220,000
Weightedaverageexerciseprice [Abstract]
Balance | $	$ 3.75		$ 0
Cancelled - Plan of Arrangement | $	3.75
Granted	17.69	$ 13.30	3.75
Balance	$ 17.69	$ 13.30	$ 3.75